Warrant Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities

Note 9.

Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or "down-round" provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of "fixed-for-fixed" option and therefore was not considered indexed to the Company's stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company's stock, it is accounted for as a liability.

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $0.82 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or "down-round" provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the 2011 Unit Offering which impacted the accounting recognition of this financing.

The Company recognized an initial warrant liability for the warrants issued in connection with our $1,800,000 12% convertible debenture of $1,556,289 which was recorded as a debt discount. The initial warrant liability recognized on the related placement agent warrants totaled $1,522,784 which was recorded as debt issuance costs. Due to the fluctuation in the market value of our common stock from March 31, 2012 through September 30, 2012, we recognized $1,840,870 in warrant revaluation income.

We recognized an initial warrant liability valuation on the series of warrants issued in connection with of $12,500,000 Unit Offering of $27,647,424. On October 28, 2011, at the initial closing of $12,155,000 of the 2011 Unit Offering, the closing price of our common stock as reported on OTC Markets was $1.25. On November 17, 2011, at the final closing of $345,000 of the 2011 Unit Offering, the closing price of our common stock as reported on OTC Markets was $0.90. On September 30, 2012, the closing price of our common stock as reported on OTC Markets was $0.70. Due to the fluctuations in the market value of our common stock from March 31, 2012 through September 30, 2012, we recognized $3,518,999 in warrant revaluation income.

In connection with our $1,275,000 12% senior secured convertible notes, we recognized an initial liability valuation on a series of warrants issued of $860,112. On both the September 7, 2012 initial closing of $1,000,000 and September 20, 2012 closing of $275,000, the closing price of our common stock as report on OTC Markets was $0.75. On September 30, 2012, the closing price of our common stock reported in OTC Markets was $0.70. Due to the fluctuations in the market value of our common stock from the warrants initial valuation dates through September 30, 2012, we recognized $69,917 in warrant revaluation income.

Accordingly, warrant revaluation income for the six month period ending September 30, 2012 related to our $1,800,000 12% convertible debenture, $12,500,000 Unit Offering and $1,250,000 12% senior secured convertible note totaled $5,429,786.

The assumptions used in connection with the valuation of warrants issued were as follows:

	September 30, 2012	March 31, 2012
Number of shares underlying the warrants	34,165,965	32,880,252
Exercise price	$0.64-$1.00	$0.64-$1.00
Volatility	181%	211%
Risk-free interest rate	0.23%-0.33%	1.04%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	2.00 - 4.33	2.24 - 4.33

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the six month period ending September 30, 2012 for all financial liabilities categorized as Level 3 as of September 30, 2012.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

		Fair Value			Fair Value
		at		Decrease	at
	Number of	March 31,	Initial	in	September 30,
Description	Warrants	2012	Measurement	Fair Value	2012

Bridge Warrant	8,789,064	$6,604,706	$-	$(1,625,276)	$4,979,430

Bridge Warrant Placement Agent	1,165,875	876,119	-	(215,594)	660,525

Unit Offering	19,800,313	15,816,980	-	(3,042,276)	12,774,704

Unit Offering Placement Agent	3,125,000	2,499,810	-	(476,723)	2,023,088

2012 Bridge Warrant	1,071,428	-	716,760	(58,264)	658,496

2012 Bridge Placement Agent Warrant	214,285	-	143,352	(11,653)	131,699
	34,165,965	$25,797,615	$860,112	$(5,429,786)	$21,227,942

Note 9.

Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or "down-round" provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of "fixed-for-fixed" option and therefore was not considered indexed to the Company's stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company's stock, it is accounted for as a liability.

The assumptions used in connection with the 2010 Private Placement with the valuation as of June 22, 2011 were as follows:

Number of shares underlying the warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	158%
Risk-free interest rate	.68%
Expected dividend yield	0.00%
Expected warrant life (years)	1.83 - 2.08

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $16.40 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or "down-round" provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the Company's October 2011 follow-on offering which impacted the accounting recognition of this financing.

The Company recognized an initial warrant liability for the warrants issued in connection with our $1,800,000 12% convertible debenture of $1,556,289 which was recorded as a debt discount. The initial warrant liability recognized on the related placement agent warrants totaled $1,522,784 which was recorded as debt issuance costs. Due to an increase in the market value of our common stock from the initial issuance date, August 29, 2011 through March 31, 2012, we recognized $4,401,752 in warrant revaluation expense.

We recognized an initial warrant liability valuation on the series of warrants issued in connection with of $12,500,000 Unit Offering of $27,647,424. On October 28, 2011, at the initial closing of $12,155,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $1.25. On November 17, 2011, at the final closing of $345,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $0.90. On March 31, 2012, the closing price of our common stock as reported on OTC Markets was $0.82. Due to the overall decline in the market value of our common stock from the initial valuations on October 28, 2011 and November 17, 2011, through March 31, 2012, we recognized $9,330,634 in warrant revaluation income.

Accordingly, warrant revaluation income for the year ending March 31, 2012 related to our 2010 Private Placement, $1,800,000 12% convertible debenture, and $12,500,000 Unit Offering totaled $5,452,436.

The assumptions used in connection with the valuation of warrants issued in connection with our 12% convertible debenture financing on the date of grant were as follows:

Number of shares underlying the warrants	9,953,438
Exercise price	$0.64
Volatility	190%
Risk-free interest rate	.35%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumption used in connection with the valuation of warrants issued in connection with our $12,500,000 Unit Offering on the date of grant were as follows:

Number of shares underlying the warrants	22,925,313
Exercise price	$0.64 - $1.00
Volatility	190%
Risk-free interest rate	1.13%
Expected dividend yield	0.00%
Expected warrant life (years)	5.00

The assumptions used in connection with the remeasurement at March 31, 2012 of the warrants issued with our 12% convertible debenture financing and $12,500,000 were as follows:

Number of shares underlying the warrants	32,878,751
Exercise price	$.064 - $1.00
Volatility	211%
Risk-free interest rate	1.04%
Expected dividend yield	2.50-4.58%
Expected warrant life (years)	2.5 - 4.58

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the year ended March 31, 2012 for all financial liabilities categorized as Level 3 as of March 31, 2012.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability 2010 Private Placement:
Balance as of April 1, 2011	$4,117,988
Decrease in fair value of warrants as of conversion date	(523,553)
Conversion to common stock	(3,594,435)
Balance as of December 31, 2011	$-

Warrant liability 12% convertible debenture:
Balance as of April 1, 2011	$-
Initial measurement of investor warrants	1,556,289
Initial measurement of placement agent warrants	1,522,784
Increase in fair value warrants included in earnings	4,401,752
Balance as of March 31, 2012	$7,480,825

Warrant liability $12,500,000 Unit Offering related:
Balance as of April 1, 2011	$-
Initial measurement of warrants:
Unit Offering investors	18,812,123
Unit Offering placement agent	3,768,606
12% convertible debenture conversion	3,482,334
Octagon convertible debenture conversion	1,422,057
Related party note conversion	162,304
Total initial measurements	27,647,424
Decrease in fair value included in earnings	(9,330,634)
Balance at March 31, 2012	$18,316,790

Summary of warrant liability:
Balance as of April 1, 2011	$4,117,988
Conversion to common stock	(3,594,435)
Initial measurements 12% convertible debentures - investor warrants	1,556,289
Initial measurements 12% convertible debentures - placement agent	1,522,784
Initial measurements of $12,500,000 Unit Offering	27,647,424
Decrease in fair value at conversion date	(523,553)
Decrease in fair value of warrants included in earnings	(4,928,882)
Balance as of March 31, 2012	$25,797,615